                INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
General American Capital Company Money Market Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of the Money Market Fund of General American Capital Company as of December 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights information for the periods presented. These financial statements and the financial highlights information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights information referred to above present fairly, in all material respects, the financial position of the Money Market Fund of General American Capital Company as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended and the financial highlights information for the periods presented, in conformity with generally accepted accounting principles.

                                              /s/ KPMG LLP

St. Louis, Missouri
February 12, 1999

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 ------------------------------------------------------------------------------
 MANAGEMENT DISCUSSION
 ------------------------------------------------------------------------------

 The General American Capital Company Money Market Fund produced a net return of 5.6 percent in 1998.

 This fund ranked #1 for its net return in 1998 and for the last five years when compared with approximately 100 other variable annuity funds of similar size according to Lipper, Inc., a nationally recognized analytical firm.

 While the Federal Reserve held interest rates steady during the first half of 1998, they lowered rates on three separate occasions during the last six months of the year. Thus the Federal Funds rate was reduced by a total of 75 basis points to 4.75 percent. Prior to these rate cuts, the Federal Reserve had not changed interest rates since early in 1997.

 Throughout the year the average maturity of the fund was extended when value was found on the yield curve. As a result the weighted average maturity of the fund on 12/31/98 was lengthened to 36.8 days compared to 23.5 days at the end of 1997.

 Money market funds continue to be an attractive investment for those investors looking for some security in unstable times.

 ------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
 ------------------------------------------------------------------------------

                                    [GRAPH]

  DATE    MONEY MARKET FUND
12/31/88     10,000.00
06/30/89     10,487.45
12/31/89     10,955.61
06/30/90     11,413.74
12/31/90     11,879.47
06/30/91     12,269.80
12/31/91     12,614.65
06/30/92     12,869.37
12/31/92     13,082.36
06/30/93     13,280.93
12/31/93     13,484.61
06/30/94     13,717.63
12/31/94     14,051.88
06/30/95     14,474.70
12/31/95     14,889.14
06/30/96     15,286.44
12/31/96     15,709.09
06/30/97     16,142.03
12/31/97     16,605.23
06/30/98     17,072.49
12/31/98     17,538.45


 ---------------------------------------------------------------------------------------------------
 ANNUAL RETURNS
 ---------------------------------------------------------------------------------------------------

PERIODS ENDED DECEMBER 31, 1998               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

Annual Returns                                   5.62%        5.40%          5.78%         5.99%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 ------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ------------------------------------------------------
 December 31, 1998

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Short term securities                 $234,909,622
                                           ------------
       Total investments                    234,909,622
   Cash                                           9,404
   Interest receivable                          167,097
                                           ------------
       Total assets                         235,086,123
                                           ------------
 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      24,569
   Payable to General American Life
    Insurance Company                            15,725
                                           ------------
       Total liabilities                         40,294
                                           ------------
         Total net assets                  $235,045,829
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                12,209,576

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      19.25

 TOTAL AMORTIZED COST OF INVESTMENTS       $234,906,040


 ------------------------------------------------------
 STATEMENT OF OPERATIONS
 ------------------------------------------------------

 For the year ended December 31, 1998

 INVESTMENT INCOME:
   Interest                                 $11,723,154
                                            -----------
     Total investment income                 11,723,154
                                            -----------
 EXPENSES:
   Investment management charge                 258,922
   Administrative charge                        165,709
                                            -----------
     Total expenses                             424,631
                                            -----------
       Net investment income                 11,298,523
                                            -----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                $11,298,523
                                            ===========

 --------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 --------------------------------------------------------------------------------------------------
                                                                YEAR ENDED              YEAR ENDED
                                                               DECEMBER 31             DECEMBER 31
                                                               ------------            ------------
                                                                   1998                    1997
                                                               ------------            ------------
 Operations:
     Net investment income                                     $ 11,298,523            $  5,892,718
                                                               ------------            ------------
         Net increase in net assets from operations              11,298,523               5,892,718
     Capital share transactions                                  49,176,804              67,252,183
                                                               ------------            ------------
         Net increase in net assets                              60,475,327              73,144,901
     Net assets, beginning of year                              174,570,502             101,425,601
                                                               ------------            ------------
 Net assets, end of year                                       $235,045,829            $174,570,502
                                                               ============            ============

 See accompanying notes to the financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31
                                                          ------------------------------------------------------------------
                                                            1998           1997           1996          1995          1994
                                                          --------       --------       --------       -------       -------
 Net asset value, beginning of year <F1>                  $  18.23       $  17.24       $  16.34       $ 15.42       $ 14.80
 Income from operations:
 Net investment income                                        1.02           0.99           0.90          0.92          0.62
                                                          --------       --------       --------       -------       -------
 Net asset value, end of year                             $  19.25       $  18.23       $  17.24       $ 16.34       $ 15.42
                                                          ========       ========       ========       =======       =======

 Total return <F2>                                           5.62%          5.71%          5.51%         5.96%         4.21%

 Net assets, end of period (in thousands)                 $235,046       $174,571       $101,426       $70,574       $93,339
 Ratio of expenses to average net assets <F3>                0.21%          0.21%          0.21%         0.21%         0.21%
 Ratio of net investment income to average
   net assets <F3>                                           5.45%          5.60%          5.37%         5.78%         4.17%
 Portfolio turnover rate                                      <F4>           <F4>           <F4>          <F4>          <F4>

                                                                                YEAR ENDED DECEMBER 31
                                                          ------------------------------------------------------------------
                                                            1993           1992           1991          1990          1989
                                                          --------       --------       --------       -------       -------
 Net asset value, beginning of year <F1>                  $  14.36       $  13.85       $  13.04       $ 12.03       $ 10.98
 Income from operations:
 Net investment income                                        0.44           0.51           0.81          1.01          1.05
                                                          --------       --------       --------       -------       -------
 Net asset value, end of year                             $  14.80       $  14.36       $  13.85       $ 13.04       $ 12.03
                                                          ========       ========       ========       =======       =======

 Total return <F2>                                           3.07%          3.71%          6.19%         8.43%         9.56%

 Net assets, end of year (in thousands)                   $ 84,430       $ 84,880       $ 84,090       $85,901       $53,648
 Ratio of expenses to average net assets <F3>                0.21%          0.21%          0.21%         0.21%         0.21%
 Ratio of net investment income to average
   net assets <F3>                                           3.06%          3.68%          6.10%         8.17%         9.26%
 Portfolio turnover rate                                      <F4>           <F4>           <F4>          <F4>          <F4>

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> A portfolio turnover rate is not calculated for securities on which the maturity or expiration dates at the time of acquisition were one year or less.

 See accompanying notes to the financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER
 Asset Backed (81.02%)
   Barton Capital Corp.<F*>                             $ 1,000,000           5.53           02/02/99       $    995,188
   Barton Capital Corp.<F*>                               2,000,000           5.27           01/14/99          1,996,149
   Barton Capital Corp.<F*>                               2,300,000           5.42           01/27/99          2,291,291
   Barton Capital Corp.<F*>                                 503,000           5.37           03/15/99            497,871
   Barton Capital Corp.<F*>                               3,116,000           5.79           04/01/99          3,077,013
   Bavaria Global Corp.<F*>                               5,000,000           5.45           01/15/99          4,989,190
   Bavaria Global Corp.<F*>                               5,000,000           5.20           03/22/99          4,944,244
   Check Point Charlie<F*>                                1,400,000           5.76           01/14/99          1,397,305
   Check Point Charlie<F*>                                2,500,000           5.37           01/27/99          2,490,533
   Check Point Charlie<F*>                                5,000,000           5.39           01/27/99          4,981,067
   Check Point Charlie<F*>                                  500,000           5.38           01/07/99            499,564
   Check Point Charlie<F*>                                1,000,000           6.12           01/15/99            997,628
   Compass Securitization<F*>                             1,525,000           5.88           01/22/99          1,519,796
   Edison Asset Securitization<F*>                        4,000,000           5.38           01/25/99          3,986,185
   Edison Asset Securitization<F*>                        7,500,000           5.25           02/16/99          7,449,429
   Grand Funding<F*>                                      1,500,000           5.43           01/20/99          1,495,913
   Grand Funding<F*>                                      8,100,000           5.30           01/22/99          8,074,715
   Kitty Hawk Funding Corp.<F*>                           1,320,000           5.53           01/29/99          1,314,353
   Kitty Hawk Funding Corp.<F*>                           5,000,000           6.76           01/05/99          4,996,250
   Lexington Parker Capital<F*>                             690,000           5.53           01/22/99            687,726
   Lexington Parker Capital<F*>                           5,000,000           5.29           01/22/99          4,983,779
   Lexington Parker Capital<F*>                             813,000           5.53           02/05/99            808,692
   Lexington Parker Capital<F*>                           1,000,000           5.35           01/19/99            997,418
   Lexington Parker Capital<F*>                           1,146,000           5.53           01/26/99          1,141,824
   Market Street Funding<F*>                              5,200,000           5.46           02/01/99          5,175,730
   Moat Funding<F*>                                       5,000,000           5.42           01/15/99          4,989,190
   Moat Funding<F*>                                       2,500,000           5.38           01/29/99          2,489,635
   Moat Funding<F*>                                       1,125,000           5.30           03/09/99          1,114,451
   Mont Blanc<F*>                                         1,073,000           5.48           01/14/99          1,070,934
   Mont Blanc<F*>                                         2,315,000           5.68           01/26/99          2,305,917
   Mont Blanc<F*>                                         5,000,000           5.26           01/26/99          4,981,779
   MPF Limited<F*>                                        3,000,000           5.49           01/05/99          2,998,255
   MPF Limited<F*>                                        3,600,000           5.42           01/20/99          3,590,192
   MPF Limited<F*>                                        3,200,000           5.47           01/20/99          3,191,282
   Pegasus Two Ltd.<F*>                                   5,275,000           5.47           01/26/99          5,255,777
   Pegasus Two Ltd.<F*>                                   2,000,000           5.47           02/12/99          1,987,324
   Pooled Accounts Receivable                               821,000           5.79           01/04/99            820,607
   Pooled Accounts Receivable                             2,895,000           5.64           01/29/99          2,882,391
   Remsen Funding Corp. "A"<F*>                          11,000,000           8.01           01/04/99         10,992,667
   Sand Dollar Funding<F*>                               11,300,000           5.08           02/12/99         11,233,424
   Seven Hills Funding Corp.<F*>                          7,000,000           6.26           01/04/99          6,996,354

                                                                    (continued)

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 Asset Backed (continued)
   Sheffield Receivables                                $ 2,600,000           5.20           02/16/99       $  2,582,469
   Sheffield Receivables                                  5,000,000           5.20           02/16/99          4,966,286
   Sheffield Receivables                                  2,325,000           5.45           03/05/99          2,304,470
   Thames Asset Global Securities<F*>                     1,500,000           5.59           01/14/99          1,496,994
   Thames Asset Global Securities<F*>                     3,000,000           5.28           01/15/99          2,993,514
   Thames Asset Global Securities<F*>                     3,000,000           5.24           02/16/99          2,979,772
   Thames Asset Global Securities<F*>                       260,000           5.24           02/16/99            258,247
   Thames Asset Global Securities<F*>                       650,000           5.36           03/19/99            643,018
   Tulip Funding Corp.<F*>                                3,000,000           5.47           01/04/99          2,998,691
   Tulip Funding Corp.<F*>                                5,000,000           5.29           01/05/99          4,997,091
   Tulip Funding Corp.<F*>                                1,200,000           5.50           01/29/99          1,195,025
   Twin Towers<F*>                                        5,000,000           5.39           02/22/99          4,961,429
   Windmill Funding Corp.<F*>                             2,000,000           5.50           01/29/99          1,991,522
   Windmill Funding Corp.<F*>                             1,650,000           5.44           01/14/99          1,646,788
   Windmill Funding Corp.<F*>                             3,000,000           5.53           01/27/99          2,987,975
   Wood Street Funding<F*>                                1,000,000           5.79           01/11/99            998,403
   Wood Street Funding<F*>                                1,796,000           5.27           01/15/99          1,792,117
   Wood Street Funding<F*>                                5,000,000           5.52           01/29/99          4,979,271
   World Omni<F*>                                         5,000,000           5.52           02/05/99          4,973,741
                                                                                                            ------------
                                                                                                             190,435,855
                                                                                                            ------------
 Financial (10.14%)
   Banca CRT Financial Corp.                              2,925,000           5.25           02/16/99          2,905,277
   Countrywide Home Loans                                 5,000,000           5.27           01/22/99          4,984,392
   Svenska Handelsbanken, Inc.<F*>                       11,000,000           7.26           01/04/99         10,993,354
   Yorkshire Building Society<F*>                         5,000,000           5.12           03/02/99          4,957,905
                                                                                                            ------------
                                                                                                              23,840,928
                                                                                                            ------------
 Bond Insurance (3.25%)
   Cooperative Association of Tractor Dealers "A"           700,000           6.03           01/22/99            697,550
   Cooperative Association of Tractor Dealers "A"         2,500,000           5.31           02/12/99          2,484,392
   Cooperative Association of Tractor Dealers "A"         2,000,000           5.32           03/22/99          1,976,234
   Cooperative Association of Tractor Dealers "B"         2,500,000           5.97           01/14/99          2,494,628
                                                                                                            ------------
                                                                                                               7,652,804
                                                                                                            ------------
 Pharmaceutical (1.27%)
   Allergan Inc.<F*>                                      3,000,000           5.53           02/12/99          2,980,535
                                                                                                            ------------
 TOTAL COMMERCIAL PAPER (95.68%) (AMORTIZED COST $224,908,595)                                               224,910,122
                                                                                                            ------------

                                                                    (continued)

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 FLOATING RATE NOTE
   Federal Home Loan Bank                               $ 5,000,000           5.00           11/10/99       $  4,999,500
                                                                                                            ------------
 TOTAL FLOATING RATE NOTE (2.13%) (AMORTIZED COST
  $4,997,445)                                                                                                  4,999,500
                                                                                                            ------------
 TIME DEPOSITS
   Banco Espirito Santo Euro                              5,000,000           5.75           07/20/99          5,000,000
                                                                                                            ------------
 TOTAL TIME DEPOSIT (2.13%) (AMORTIZED COST
  $5,000,000)                                                                                                  5,000,000
                                                                                                            ------------

 TOTAL INVESTMENTS (99.94%) (AMORTIZED COST
  $234,906,040)                                                                                              234,909,622

   Other net assets (0.06%)                                                                                      136,207
                                                                                                            ------------
 TOTAL NET ASSETS (100.00%)                                                                                 $235,045,829
                                                                                                            ============

 <F*> Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the board of directors.

See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

-------------------------------------------------------------------------
Notes to Financial Statements - December 31, 1998
-------------------------------------------------------------------------

NOTE 1-ORGANIZATION
General American Capital Company Money Market Fund (the Company or the
Fund), commenced operations on October 1, 1987, and is registered under the Investment Company Act of 1940 as amended, as an open-end diversified management investment company.

The Company offers to its shareholders a separate investment fund which operates as a distinct investment vehicle. As of December 31, 1998, the Company sells its shares to life insurance and other separate accounts established by General American Life Insurance Company (General American), Security Equity Life Insurance Company (Security Equity), Cova Financial Services Life Insurance Company, Cova Financial Life Insurance, and First Cova Financial Life Insurance Company, wholly owned subsidiaries of General American Life Insurance Company.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENTS:
   The market values for short term securities with maturities of 60 days or more at date of valuation are determined daily by an independent pricing service based on current market conditions. Short term securities with maturities of less than 60 days at date of valuation are valued at amortized cost, which approximates market value.

B. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
   Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Interest income and amortization of premium and discount are recorded on an accrual basis.

C. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS:
   No provision for Federal income taxes is necessary because the Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized gains to its shareholders. Shareholders of the Fund consist of the separate accounts of General American, Security Equity and Cova, each of which are exempt from Federal income taxes.

D. CONSENT DIVIDENDS:
   The Fund follows the accounting practice known as consent dividending, whereby substantially all of its net investment income and realized gains are treated as being distributed daily to shareholders of the fund and are immediately reinvested in the Fund.

E. USE OF ESTIMATES:
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3-MANAGEMENT AND ADMINISTRATIVE FEES
The Company has entered into an Investment Advisory Agreement with Conning Asset Management Company (Investment Advisor). Certain officers and directors of the Company are also officers and directors of the Investment Advisor. For its services, the Investment Advisor charges a fee which is accrued daily. The fees charged, stated as an annual percentage of the average daily value of the net assets, are .125 percent.

All operational expenses of the Company are paid by General American, which charges administrative fees to the Fund in return. Certain officers and directors of the Company are also officers and directors of General American, Security Equity and Cova.

The administrative expenses are charged at an annual rate based on the average daily value of the net assets in the Fund and are .08 percent.

           GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

-------------------------------------------------------------------------
Notes to Financial Statements - December 31, 1998
-------------------------------------------------------------------------

NOTE 4-INVESTMENTS
The amortized cost of investments for federal income tax purposes as of December 31, 1998, is as follows:

                            MONEY
                           MARKET
                            FUND
                        ------------

Short term securities   $234,906,040
                        ============

The Money Market Fund, has no unrealized gains or losses as of December
31, 1998.

The "specific identification" method is used to determine the cost of securities sold.

NOTE 5-CAPITAL STOCK

Transactions in capital stock were as follows:


                                           MONEY MARKET FUND
                        ----------------------------------------------------------
                                 Year ended                     Year ended
                             December 31, 1998              December 31, 1997
                        ---------------------------    ---------------------------
                            Shares       Amount           Shares        Amount
Shares sold              15,897,608  $ 297,646,784      18,831,392  $ 335,912,294

Shares redeemed         (13,265,822)  (248,469,980)    (15,135,851)  (268,660,111)
                        -----------  -------------     -----------  -------------

Net increase              2,631,786  $  49,176,804       3,695,541  $  67,252,183
                        ===========  =============     ===========  =============

     GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

                     December 31, 1998


BOARD OF DIRECTORS


   Theodore M. Armstrong
   Alan C. Henderson
   Richard A. Liddy, Chairman
   Matthew P. McCauley
   Harry E. Rich

INVESTMENT ADVISOR

   Conning Asset Management Company

CUSTODIAN

   Bank of New York

LEGAL COUNSEL

   Stephen E. Roth
   Sutherland, Asbill & Brennan, Washington D.C.

INDEPENDENT AUDITORS

   KPMG LLP

If distributed to perspective investors, this report must be preceded or accompanied by a current prospectus. The prospectus is incomplete without reference to the financial data contained in this annual report.